Analysis of Net Debt - Component of Net Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Financial Assets and Liabilities [line items]
Cash and cash equivalents (note 23)	$ 5,783	$ 7,721	$ 4,218	$ 2,686
Interest-bearing loans and borrowings (note 24)	(10,487)	(12,215)
Lease liabilities (note 20)	(1,671)	(1,635)	(1,697)
Derivative financial instruments (net) (note 25)	122	188	74
Group net debt	(6,253)	(5,941)	$ (7,532)	$ (7,998)
Book Value [Member]
Disclosure of Financial Assets and Liabilities [line items]
Cash and cash equivalents (note 23)	5,783	7,721
Interest-bearing loans and borrowings (note 24)	(10,487)	(12,215)
Lease liabilities (note 20)	(1,671)	(1,635)
Derivative financial instruments (net) (note 25)	122	188
Group net debt	(6,253)	(5,941)
Fair Value [Member]
Disclosure of Financial Assets and Liabilities [line items]
Cash and cash equivalents (note 23)	5,783	7,721
Interest-bearing loans and borrowings (note 24)	(11,340)	(13,407)
Lease liabilities (note 20)	(1,671)	(1,635)
Derivative financial instruments (net) (note 25)	122	188
Group net debt	$ (7,106)	$ (7,133)